Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (42.8)%
		Australia (2.4)%
		Basic Materials
	$1,550	Glencore Funding LLC (a)	3.875%	10/27/27	$1,491,901
	1,600	Glencore Funding LLC, Series GLEN	0.00(b)	03/27/25	1,687,480
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	1,896,576
	1,925	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.70	05/12/31	1,485,907
					6,561,864
		Energy
	2,098	Santos Finance Ltd.	4.125	09/14/27	2,005,636
		Finance
	2,000	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	1,635,105
EUR	2,300	Commonwealth Bank of Australia	1.936	10/03/29	2,295,176
	$2,075	Westpac Banking Corp.	2.668	11/15/35	1,693,796
					5,624,077
		Industrials
EUR	1,000	Aurizon Network Pty Ltd.	3.125	06/01/26	1,051,639
		Utilities
	800	APA Infrastructure Ltd.	2.00	03/22/27	790,736
	$2,275	APA Infrastructure Ltd. (a)	4.20	03/23/25	2,264,977
					3,055,713
		Total Australia			18,298,929

		Belgium (0.3)%
		Consumer, Non-Cyclical
EUR	1,750	Anheuser-Busch InBev SA	3.70	04/02/40	1,972,663

		Brazil (0.2)%
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50	01/31/30	1,061,557
		Communications
	1,030	MercadoLibre, Inc.	3.125	01/14/31	796,552
		Total Brazil			1,858,109

		Burkina Faso (0.1)%
		Basic Materials
	1,930	IAMGOLD Corp. (a)	5.75	10/15/28	1,123,897

		Canada (1.7)%
		Basic Materials
	1,475	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)	8.75	07/15/26	1,229,287
	2,570	Hudbay Minerals, Inc. (a)	4.50	04/01/26	2,132,779
	1,960	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,921,806
					5,283,872
		Communications
	800	Rogers Communications, Inc. (a)	2.95	03/15/25	787,378
	1,729	Shopify, Inc. (c)	0.125	11/01/25	1,492,734
					2,280,112
		Consumer, Cyclical
	1,420	Air Canada (a)	3.875	08/15/26	1,309,907
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,082,019
	1,980	Garda World Security Corp. (a)	9.50	11/01/27	1,869,484
					2,951,503

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

		Industrials
	1,500	Titan Acquisition Ltd./Titan Co-Borrower LLC (a)	7.75	04/15/26	1,346,348
		Total Canada			13,171,742

		Cayman Islands (0.2)%
		Finance
	1,250	Banco del Pacifico SA	8.75	12/20/24	1,225,000

		Chile (0.2)%
		Communications
	2,030	Liberty Latin America Ltd.	2.00	07/15/24	1,755,950

		China (0.8)%
		Basic Materials
	1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,010,480
		Communications
	1,463	Baidu, Inc.	1.72	04/09/26	1,349,349
EUR	1,600	Prosus NV	2.031	08/03/32	1,184,059
	$2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,011,700
					4,545,108
		Finance
	1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	634,300
		Total China			6,189,888

		Colombia (0.1)%
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	729,063

		Denmark (0.3)%
		Finance
EUR	2,200	Danske Bank AS	1.375	02/12/30	2,120,074

		France (3.1)%
		Communications
	2,450	Orange SA	5.00	(d)	2,653,499
		Consumer, Cyclical
	2,800	Renault SA	1.125	10/04/27	2,288,293
		Energy
	2,300	TotalEnergies SE	2.708	(d)	2,340,888
	$2,000	TotalEnergies SE, Series FP	0.50	12/02/22	2,005,880
					4,346,768
		Finance
EUR	3,000	AXA SA	3.25	05/28/49	3,015,766
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,299,263
EUR	3,000	BNP Paribas SA	2.875	10/01/26	3,114,668
	$1,875	BPCE SA (a)	5.15	07/21/24	1,875,274
EUR	2,000	Credit Agricole Assurances SA	4.50	(d)	2,099,877
	2,000	Credit Agricole SA	2.625	03/17/27	2,044,375
					14,449,223
		Total France			23,737,783

		Germany (1.6)%
		Consumer, Cyclical
	1,500	Volkswagen International Finance NV	4.625	(d)	1,531,289
		Consumer, Non-Cyclical
	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	778,764
	1,000	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	943,957
					1,722,721
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,175,349
		Finance
	$3,000	Deutsche Bank AG, Series E	0.962	11/08/23	2,886,152

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

EUR	2,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	2,416,867
	2,300	Vonovia SE	0.625	12/14/29	1,962,127
					7,265,146
		Total Germany			12,694,505

		India (0.6)%
		Communications
	$1,990	Bharti Airtel Ltd.	4.375	06/10/25	1,985,053
		Energy
	1,400	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,361,292
		Industrials
	1,500	Indian Railway Finance Corp. Ltd. (a)	3.57	01/21/32	1,307,085
		Total India			4,653,430

		Ireland (0.6)%
		Finance
	2,125	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	1,891,239
	1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,643,182
	1,300	Park Aerospace Holdings Ltd. (a)	5.50	02/15/24	1,285,881
		Total Ireland			4,820,302

		Italy (0.7)%
		Finance
EUR	3,000	Assicurazioni Generali SpA	5.50	10/27/47	3,232,213
		Utilities
	1,900	Enel SpA	2.50	(d)	1,900,086
		Total Italy			5,132,299

		Luxembourg (0.3)%
		Finance
	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	899,454
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,468,843
		Total Luxembourg			2,368,297

		Mexico (0.1)%
		Finance
	$1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	972,000

		Netherlands (2.0)%
		Communications
EUR	2,000	UPC Holding BV	3.875	06/15/29	1,737,351
		Consumer, Cyclical
	2,250	Nobel Bidco BV (a)	3.125	06/15/28	1,740,726
		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	924,827
	500	Q-Park Holding I BV	1.50	03/01/25	462,414
					1,387,241
		Finance
	3,000	ASR Nederland NV	5.00	(d)	3,151,158
	3,000	ING Groep NV	1.00	11/13/30	2,821,441
	3,000	NN Group NV	4.50	(d)	3,105,523
					9,078,122
		Utilities
	$1,510	InterGen NV (a)	7.00	06/30/23	1,456,516
		Total Netherlands			15,399,956

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

		Panama (0.1)%
		Utilities
	1,000	AES Panama Generation Holdings SRL	4.375	05/31/30	822,195

		Poland (0.2)%
		Industrials
	2,080	Canpack SA/Canpack US LLC (a)	3.875	11/15/29	1,717,998

		Portugal (0.2)%
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70	07/20/80	1,662,562

		Spain (2.0)%
		Consumer, Non-Cyclical
	425	Grifols SA (a)	2.25	11/15/27	389,762
	1,175	Grifols SA	2.25	11/15/27	1,077,575
					1,467,337
		Energy
	2,050	Repsol International Finance BV	2.50	(d)	1,843,285
		Finance
	3,000	Banco Santander SA	3.125	01/19/27	3,122,563
	$3,200	Banco Santander SA	5.179	11/19/25	3,231,939
EUR	2,700	CaixaBank SA	2.25	04/17/30	2,620,854
	2,000	Inmobiliaria Colonial Socimi SA	1.35	10/14/28	1,846,739
					10,822,095
		Utilities
	1,700	Iberdrola International BV, Series NC6	1.45	(d)	1,526,349
		Total Spain			15,659,066

		Sweden (0.5)%
		Finance
	2,100	Akelius Residential Property Financing BV	1.125	01/11/29	1,860,015
	1,750	Intrum AB	3.125	07/15/24	1,721,236
		Total Sweden			3,581,251

		Switzerland (0.6)%
		Basic Materials
	$1,000	Syngenta Finance NV (a)	4.441	04/24/23	999,000
		Finance
	2,675	Credit Suisse Group AG (a)	2.593	09/11/25	2,510,414
	1,375	UBS AG	5.125	05/15/24	1,386,359
					3,896,773
		Total Switzerland			4,895,773

		Turkey (0.3)%
		Basic Materials
	2,670	Eldorado Gold Corp. (a)(c)	6.25	09/01/29	2,137,268

		United Arab Emirates (0.3)%
		Energy
	2,400	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625	03/31/36	2,030,072

		United Kingdom (2.6)%
		Consumer, Non-Cyclical
	1,125	BAT Capital Corp.	4.906	04/02/30	1,071,479
	2,350	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,273,424
					3,344,903
		Energy
	1,075	BP Capital Markets PLC	4.375	(d)	1,064,003
	2,300	BP Capital Markets PLC	4.875	(d)	2,098,157
GBP	1,400	BP Capital Markets PLC, Series BP	1.00	04/28/23	1,756,826
					4,918,986

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

		Finance
EUR	1,700	Aviva PLC		3.875	07/03/44	1,769,650
	$1,600	Barclays PLC		3.932	05/07/25	1,575,680
	2,600	HSBC Holdings PLC		2.633	11/07/25	2,490,039
	1,000	HSBC Holdings PLC		4.375	11/23/26	999,929
GBP	400	Lloyds Banking Group PLC		2.25	10/16/24	474,075
	$1,000	Lloyds Banking Group PLC		4.375	03/22/28	989,013
EUR	900	Lloyds Banking Group PLC		4.947	(d)	907,083
	$1,475	Standard Chartered PLC (a)		2.678	06/29/32	1,211,555
						10,417,024
		Utilities
GBP	850	NGG Finance PLC		5.625	06/18/73	996,074
		Total United Kingdom				19,676,987

		United States (20.7)%
		Basic Materials
	$1,225	Celanese U.S. Holdings LLC		6.05	03/15/25	1,235,840
	2,700	Celanese U.S. Holdings LLC		6.165	07/15/27	2,743,596
	1,475	GPD Cos, Inc. (a)	1	0.125	04/01/26	1,364,728
	465	JW Aluminum Continuous Cast Co. (a)	1	0.25	06/01/26	485,476
	1,475	Rain CII Carbon LLC/CII Carbon Corp. (a)		7.25	04/01/25	1,397,865
						7,227,505
		Communications
	1,306	Arches Buyer, Inc. (a)		4.25	06/01/28	1,120,181
	2,500	Charter Communications Operating LLC/Charter Communications Operating Capital		2.80	04/01/31	2,117,619
	2,650	Charter Communications Operating LLC/Charter Communications Operating Capital		4.908	07/23/25	2,688,086
	2,175	Level 3 Financing, Inc. (a)		3.40	03/01/27	1,966,160
EUR	390	Netflix, Inc.		3.625	05/15/27	396,144
	$2,406	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)		4.738	03/20/25	2,419,256
	1,485	Uber Technologies, Inc.		0.00(b)	12/15/25	1,240,591
	1,650	Univision Communications, Inc. (a)		4.50	05/01/29	1,494,273
	2,630	Wayfair, Inc.		0.625	10/01/25	1,794,975
						15,237,285
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)		5.75	04/20/29	2,608,058
	1,927	American Axle & Manufacturing, Inc. (c)		6.50	04/01/27	1,852,965
	1,425	American Greetings Corp. (a)		8.75	04/15/25	1,375,460
	1,675	Aramark Services, Inc. (a)		5.00	02/01/28	1,640,344
	355	Cooper-Standard Automotive, Inc. (a)	1	3.00	06/01/24	379,177
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)		5.375	04/01/26	2,104,648
	1,840	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)		6.75	01/15/30	1,508,745
	2,500	Ford Motor Credit Co. LLC		4.125	08/17/27	2,378,063
	1,225	General Motors Financial Co., Inc.		3.80	04/07/25	1,209,683
	2,375	General Motors Financial Co., Inc.		4.30	07/13/25	2,386,498
	3,000	Hyundai Capital America (a)		1.80	01/10/28	2,577,338
	2,075	Hyundai Capital America (a)(c)		3.00	02/10/27	1,938,916
	3,500	Las Vegas Sands Corp.		3.20	08/08/24	3,401,278
	1,530	Lions Gate Capital Holdings LLC (a)		5.50	04/15/29	1,249,473
	2,150	Macy's Retail Holdings LLC (a)(c)		5.875	03/15/30	1,846,708
	1,375	Magallanes, Inc. (a)		4.279	03/15/32	1,284,267
	2,170	Peloton Interactive, Inc.		0.00(b)	02/15/26	1,437,606
	1,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (a)		5.625	09/01/29	809,965
	2,400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)		4.625	04/16/29	1,954,369
	1,160	Scientific Games Holdings LP/Scientific Games US FinCo Inc (a)		6.625	03/01/30	1,043,623

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	1,570	Tempur Sealy International, Inc. (a)		3.875	10/15/31	1,275,625
	1,350	TPro Acquisition Corp. (a)	1	1.00	10/15/24	1,350,452
	1,550	Victoria’s Secret & Co. (a)(c)		4.625	07/15/29	1,285,531
						38,898,792
		Consumer, Non-Cyclical
	220	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)		6.00	06/01/29	169,657
	1,050	Bellring Brands, Inc. (a)		7.00	03/15/30	1,017,077
	1,970	BioMarin Pharmaceutical, Inc.		0.599	08/01/24	1,973,940
	530	Centene Corp.		2.50	03/01/31	455,469
	1,505	Coty, Inc. (a)(c)		6.50	04/15/26	1,475,713
	1,450	Dexcom, Inc. (c)		0.25	11/15/25	1,378,406
	1,050	Intercept Pharmaceuticals, Inc.		3.25	07/01/23	1,020,378
	1,725	JBS USA Food Co. (a)		2.50	01/15/27	1,535,250
	1,290	Medline Borrower LP (a)(c)		5.25	10/01/29	1,167,347
	1,400	Royalty Pharma PLC		1.20	09/02/25	1,287,975
	1,500	Sotheby's (a)		7.375	10/15/27	1,447,130
	1,100	Tenet Healthcare Corp. (a)		6.125	10/01/28	1,073,781
	1,360	U.S. Foods, Inc. (a)		4.75	02/15/29	1,272,382
EUR	2,150	Upjohn Finance BV		1.362	06/23/27	1,992,448
						17,266,953
		Energy
	$2,100	Colgate Energy Partners III LLC (a)		5.875	07/01/29	1,925,752
	2,600	Energy Transfer LP		5.50	06/01/27	2,686,278
	645	Global Partners LP/GLP Finance Corp.		6.875	01/15/29	589,266
	2,020	Global Partners LP/GLP Finance Corp.		7.00	08/01/27	1,850,067
	1,625	Holly Energy Partners LP/Holly Energy Finance Corp. (a)		6.375	04/15/27	1,611,773
	1,965	Matador Resources Co.		5.875	09/15/26	2,001,824
	1,750	Occidental Petroleum Corp. (c)		3.50	08/15/29	1,647,651
	1,700	ONEOK, Inc.		3.10	03/15/30	1,508,852
	1,725	ONEOK, Inc.		5.85	01/15/26	1,811,078
	2,350	Sabine Pass Liquefaction LLC		4.50	05/15/30	2,326,844
	2,275	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)		6.00	12/31/30	2,054,052
						20,013,437
		Finance
	1,375	Acrisure LLC/Acrisure Finance, Inc. (a)	1	0.125	08/01/26	1,397,149
	1,375	Advisor Group Holdings, Inc. (a)	1	0.75	08/01/27	1,395,694
	750	Air Lease Corp.		0.80	08/18/24	694,763
	3,300	Bank of America Corp.		4.25	10/22/26	3,323,372
	1,300	Bank of America Corp., MTN		0.81	10/24/24	1,248,475
	1,400	Citigroup, Inc.		2.52	11/03/32	1,192,908
	2,700	Citigroup, Inc.		5.50	09/13/25	2,817,375
	1,100	Coinbase Global, Inc. (a)(c)		3.375	10/01/28	710,367
	2,000	Corebridge Financial, Inc. (a)		3.65	04/05/27	1,927,058
	1,000	Enova International, Inc. (a)(c)		8.50	09/01/24	952,389
	1,180	Global Atlantic Fin Co. (a)		4.70	10/15/51	979,093
	3,425	GLP Capital LP/GLP Financing II, Inc.		4.00	01/15/30	3,099,354
EUR	1,600	Goldman Sachs Group, Inc.		2.00	11/01/28	1,579,410
	$1,425	Howard Hughes Corp. (a)		4.375	02/01/31	1,208,650
	1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.		5.25	05/15/27	962,460
	2,060	Jane Street Group/JSG Finance, Inc. (a)		4.50	11/15/29	1,903,316
	1,610	Jefferies Finance LLC/JFIN Co.-Issuer Corp. (a)		5.00	08/15/28	1,353,249
	2,000	JPMorgan Chase & Co.		4.125	12/15/26	2,027,142
	1,525	Provident Funding Associates LP/PFG Finance Corp. (a)		6.375	06/15/25	1,382,626
	1,975	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)		3.875	03/01/31	1,630,819
	1,060	SVB Financial Group		4.10	(d)	829,662

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	1,550	Synchrony Financial		4.875	06/13/25	1,547,221
						34,162,552
		Industrials
	1,825	Boeing Co.		2.196	02/04/26	1,700,175
	850	Boeing Co.		5.15	05/01/30	858,944
	1,425	LABL Inc. (a)	1	0.50	07/15/27	1,357,362
	2,615	Mauser Packaging Solutions Holding Co. (a)(c)		7.25	04/15/25	2,405,185
	1,395	Trident TPI Holdings, Inc. (a)		6.625	11/01/25	1,232,280
	1,415	Triumph Group, Inc. (a)		6.25	09/15/24	1,358,853
	1,900	Vontier Corp.		1.80	04/01/26	1,678,565
						10,591,364
		Technology
	1,300	Broadcom, Inc.		4.30	11/15/32	1,233,053
	1,262	Castle US Holding Corp. (a)		9.50	02/15/28	1,046,863
	2,150	Dell International LLC/EMC Corp.		4.90	10/01/26	2,202,943
EUR	1,900	Fidelity National Information Services, Inc.		1.50	05/21/27	1,884,119
	$1,950	Western Digital Corp.		1.50	02/01/24	1,867,125
	1,875	Ziff Davis, Inc. (a)		4.625	10/15/30	1,722,281
						9,956,384
		Utilities
	1,240	NRG Energy, Inc. (a)		3.875	02/15/32	1,062,655
	2,450	Southern Co. (e)		4.475	08/01/24	2,473,271
	2,000	Vistra Operations Co. LLC (a)		4.875	05/13/24	1,987,089
						5,523,015
		Total United States				158,877,287
		Total Corporate Bonds (Cost $376,022,123)				329,284,346

		Sovereign (7.4)%
		Australia (1.2)%
AUD	15,400	Australia Government Bond		1.25	05/21/32	9,123,920
		Dominican Republic (0.5)%
	$1,400	Dominican Republic International Bond (a)		4.875	09/23/32	1,180,882
	900	Dominican Republic International Bond (a)		5.50	02/22/29	837,214
	1,900	Dominican Republic International Bond (a)		5.875	01/30/60	1,448,615
		Total Dominican Republic				3,466,711

		Ecuador (0.2)%
	3,000	Ecuador Government International Bond (a)(e)		2.50	07/31/35	1,363,784

		Egypt (0.2)%
EUR	1,900	Egypt Government International Bond (a)		6.375	04/11/31	1,173,390
	$970	Egypt Government International Bond (a)		7.50	02/16/61	545,586
		Total Egypt				1,718,976

		Germany (2.1)%
EUR	5,800	Bundesrepublik Deutschland Bundesanleihe		0.01	08/15/31	5,561,669
	6,200	Bundesrepublik Deutschland Bundesanleihe		1.00	08/15/25	6,473,974
	4,000	Kreditanstalt fuer Wiederaufbau		1.375	06/07/32	4,056,409
		Total Germany				16,092,052

		Indonesia (0.2)%
	$1,900	Perusahaan Listrik Negara PT (a)		6.25	01/25/49	1,866,284

		Italy (0.6)%
EUR	4,273	Italy Buoni Poliennali Del Tesoro (a)		0.65	10/28/27	4,421,506

		Ivory Coast (0.1)%
	1,500	Ivory Coast Government International Bond (a)		4.875	01/30/32	1,147,936

		Mexico (0.4)%
	1,100	Petroleos Mexicanos		2.75	04/21/27	882,962
	$900	Petroleos Mexicanos		6.70	02/16/32	723,528
	1,000	Petroleos Mexicanos		6.95	01/28/60	675,583
	1,100	Petroleos Mexicanos		7.69	01/23/50	804,765
		Total Mexico				3,086,838

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

		Nigeria (0.3)%
	1,100	Africa Finance Corp. (a)	4.375	04/17/26	1,036,200
	1,100	Nigeria Government International Bond (a)	9.248	01/21/49	761,233
	800	Republic of Nigeria (a)	8.375	03/24/29	621,296
		Total Nigeria			2,418,729

		Romania (0.2)%
EUR	1,700	Romanian Government International Bond (a)	3.75	02/07/34	1,404,826

		Senegal (0.2)%
	$1,800	Senegal Government International Bond	6.25	05/23/33	1,447,488

		South Africa (1.2)%
	900	Eskom Holdings SOC Ltd.	7.125	02/11/25	841,045
ZAR	78,000	Republic of South Africa Government Bond	8.25	03/31/32	3,991,047
	77,000	Republic of South Africa Government Bond	9.00	01/31/40	3,824,750
	$800	Republic of South Africa Government International Bond	5.875	04/20/32	743,994
		Total South Africa			9,400,836
		Total Sovereign (Cost $60,423,485)			56,959,886

		Agency Fixed Rate Mortgages (1.2)%
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	655
		Federal National Mortgage Association, August TBA:
	4,300	(f)	4.00	04/01/52	4,322,676
	4,600	(f)	4.50	08/01/52	4,681,398
		Conventional Pools:
	17		6.50	05/01/28–01/01/32	18,975
	3		7.00	11/01/32	2,653
		Government National Mortgage Association, Various Pools:
	3		7.50	07/20/25	2,997
	9		8.00	03/15/23–05/15/30	9,655
		Total Agency Fixed Rate Mortgages (Cost $8,862,735)			9,039,009

		Asset-Backed Securities (13.7)%
	800	ABFC Trust, 1 Month USD LIBOR + 1.05%	3.309(g)	08/25/33	769,096
	1,000	American Homes 4 Rent 2015-SFR1 Trust (a)	5.885	04/17/52	991,687
	2,649	AMSR Trust (a)	3.867	01/19/39	2,449,977
	500	Apidos XXXV, 3 Month USD LIBOR + 5.75% (a)	8.46(g)	04/20/34	432,610
	47	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.38%	2.639(g)	03/25/36	46,001
	1,645	Bayview Financial Revolving Asset Trust, 1 Month USD LIBOR + 1.00% (a)	3.346(g)	02/28/40	1,574,815
	128	Bear Stearns Asset-Backed Securities Trust	2.994(g)	07/25/36	126,922
	2,357	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213	12/16/41	2,086,896
	553	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	2.526(g)	10/20/40	509,883
		Cascade Funding Mortgage Trust
	3,000	(a)	2.72(g)	12/26/30	2,880,765
	2,827	(a)	4.00(g)	06/25/69	2,719,767
	1,196	Cascade MH Asset Trust (a)	4.00(g)	11/25/44	1,143,779
		CBAM 2021-14 Ltd.
	500	3 Month USD LIBOR + 3.10% (a)	5.81(g)	04/20/34	450,657
	250	3 Month USD LIBOR + 6.50% (a)	9.21(g)	04/20/34	227,789
	736	Chase Funding Loan Acquisition Trust	5.50	08/25/34	694,473
	100	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	3.526(g)	03/20/43	99,621

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	642	Citigroup Mortgage Loan Trust, 1 Month USD LIBOR + 3.00% (a)	5.259(g)	07/25/44	677,318
	2,000	Conn Funding II LP	9.52	12/15/26	1,974,183
	2,000	Conn's Receivables Funding LLC (a)	4.59	05/15/26	1,903,471
		Consumer Loan Underlying Bond Credit Trust
	1,256	(a)	4.41	10/15/26	1,236,077
	42	(a)	5.21	07/15/25	42,250
	1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.58%	3.834(g)	03/25/35	1,428,748
	784	Diamond Resorts Owner Trust (a)	4.02	02/20/32	762,409
	1,993	ECAF I Ltd. (Cayman Islands) (a)	4.947	06/15/40	1,260,767
	32	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	3.759(g)	11/25/30	31,853
	2,500	Finance of America HECM Buyout (a)	4.57(g)	07/25/30	2,406,468
	4,000	FMC GMSR Issuer Trust (a)	7.17	04/25/27	3,801,229
	1,267	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00	12/15/44	779,392
		GSAA Home Equity Trust
	84	1 Month USD LIBOR + 1.88%	4.134(g)	12/25/34	83,710
	358		6.502	11/25/36	158,609
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948	04/15/44	210,044
	500	KKR CLO 16 Ltd., 3 Month USD LIBOR + 7.11% (a)	9.82(g)	10/20/34	455,359
	1,376	LoanMe Trust (a)	5.00	09/15/34	1,283,296
	1,105	METAL LLC (a)	4.581	10/15/42	870,989
	4,269	MFA 2021-NPL1 LLC (a)	2.363	03/25/60	4,121,302
		New Residential Mortgage LLC
	3,578	(a)	5.437	06/25/25	3,510,063
	1,214	(a)	5.437	07/25/25	1,190,439
GBP	2,000	Newday Funding PLC	3.091	03/15/29	2,407,210
		Newtek Small Business Loan Trust
	$505	Daily U.S. Prime Rate - 0.55% (a)	4.20(g)	02/25/44	499,919
	1,243	Daily U.S. Prime Rate + 0.10% (a)	4.85(g)	12/25/48	1,224,472
	400	NRZ Advance Receivables Trust (a)	5.801	10/15/52	397,420
		NRZ Excess Spread-Collateralized Notes
	1,245	(a)	2.981	03/25/26	1,149,231
		Class A
	2,726	(a)	3.104	07/25/26	2,500,615
	1,871	(a)	3.228	05/25/26	1,720,077
	2,828	Oakwood Mortgage Investors, Inc.	7.405(g)	06/15/31	470,037
	3,000	PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00% (a)	5.259(g)	03/25/26	2,985,837
	4,500	PNMAC FMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (a)	4.609(g)	04/25/23	4,469,932
		PNMAC GMSR Issuer Trust
	3,337	1 Month USD LIBOR + 2.65% (a)	4.909(g)	08/25/25	3,298,292
	3,000	1 Month USD LIBOR + 2.85% (a)	5.109(g)	02/25/23	2,963,234
		Progress Residential 2020-SFR1 Trust
	2,975	(a)	3.032	04/17/37	2,841,137
	2,447	(a)	3.431	04/17/37	2,326,493
	2,908	Raptor Aircraft Finance I LLC (a)	4.213	08/23/44	2,255,278
	445	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (a)	4.25(g)	12/27/44	423,333
	250	Regatta XVIII Funding Ltd., 3 Month USD LIBOR + 5.95% (a)	8.462(g)	01/15/34	219,210
	2,483	Shenton Aircraft Investment I Ltd. (Cayman Islands) (a)	4.75	10/15/42	2,149,678
	1,064	START Ireland (Bermuda) (a)	4.089	03/15/44	970,300
	1,843	Start Ltd. (a)	4.089	05/15/43	1,644,454
	1,000	TICP VI Ltd., 3 Month USD LIBOR + 6.25% (a)	8.762(g)	01/15/34	886,098
		Tricon American Homes Trust
	1,480	(a)	3.745	03/17/38	1,422,303
	3,000	(a)	4.216	01/17/36	2,979,074

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

4,000	(a)	4.882	07/17/38	3,932,071
3,000	(a)	5.104	01/17/36	2,960,364
1,225	Trimaran Cavu 2021-1 Ltd., 3 Month USD LIBOR + 3.45% (Cayman Islands) (a)	6.233(g)	04/23/32	1,132,493
	Trinitas VI Ltd.
1,000	3 Month USD LIBOR + 3.75% (a)	6.533(g)	01/25/34	949,615
1,000	3 Month USD LIBOR + 6.82% (a)	9.599(g)	01/25/34	892,895
84	Upstart Securitization Trust (a)	3.829	01/21/30	84,101
3,375	USASF Receivables 2019-1A LLC (a)	8.06	11/15/25	3,386,559
1,700	USASF Receivables 2020-1 LLC (a)	9.35	03/15/27	1,714,400
1,000	Vibrant XII Ltd., 3 Month USD LIBOR + 7.11% (a)	9.82(g)	01/20/34	927,076
1,500	Wellfleet CLO 2022-1 Ltd., 3 Month SOFR + 4.14% (a)	6.26(g)	04/15/34	1,417,928
	Total Asset-Backed Securities (Cost $112,072,817)			104,993,850

	Collateralized Mortgage Obligations - Agency Collateral Series (0.4)%
	Federal Home Loan Mortgage Corporation
190	1 Month USD LIBOR + 5.25% (a)	7.037(g)	07/25/26	189,188
	IO
7,000		2.629(g)	01/25/49	1,220,950
6,430		3.068(g)	11/25/36	1,855,115
	Federal National Mortgage Association,
	IO REMIC
257		0.628(g)	03/25/44	9,520
536		1.188(g)	10/25/39	27,935
100	6.55% - 1 Month USD LIBOR	4.291(h)	08/25/41	3,437
676	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	4.124(h)	12/20/42	94,790
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,574,380)			3,400,935

	Commercial Mortgage-Backed Securities (3.1)%
350	BX Trust, 1 Month USD LIBOR + 1.98% (a)	3.974(g)	09/15/37	331,298
548	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (a)	3.853(g)	11/15/31	525,655
900	Citigroup Commercial Mortgage Trust (a)	3.503(g)	12/10/41	686,352
	COMM Mortgage Trust
1,500	(a)	3.40(g)	08/15/57	1,320,074
300		4.593	02/10/47	279,946
139	(a)	4.748(g)	07/15/47	127,082
	IO
3,196		0.519(g)	02/10/47	19,992
3,780	COOF Securitization Trust, IO (a)	2.659(g)	10/25/40	248,590
4,433	COOF Securitization Trust II, IO (a)	2.505(g)	08/25/41	255,593
4,500	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (a)	4.999(g)	12/15/35	4,455,317
31,675	GS Mortgage Securities Corportation Trust, IO (a)	0.457(g)	10/10/32	1,048
443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.45% (a)	4.45(g)	01/15/33	436,920
2,871	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.825(g)	07/15/47	25,355
	JPMBB Commercial Mortgage Securities Trust
136	(a)	3.983(g)	09/15/47	123,004
405	(a)	4.651(g)	04/15/47	377,467
	IO
2,734		0.946(g)	08/15/47	36,177
	KGS-Alpha SBA COOF Trust,
	IO
627	(a)	2.94(g)	04/25/40	34,078
482	(a)	3.377(g)	07/25/41	54,416

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	1,500	MFT Mortgage Trust (a)	3.283(g)	08/10/40	1,296,179
	1,000	MKT 2020-525M Mortgage Trust (a)	2.941(g)	02/12/40	704,552
	358	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	4.209(g)	03/25/50	347,614
	1,500	Natixis Commercial Mortgage Securities Trust (a)	4.135(g)	05/15/39	1,188,180
	3,000	SG Commercial Mortgage Securities Trust (a)	3.477(g)	09/15/39	2,397,596
	1,337	Sutherland Commercial Mortgage Trust (a)	2.23(g)	12/25/41	1,165,480
	2,500	Taubman Centers Commercial Mortgage Trust, 1 Month SOFR + 2.19% (a)	4.145(g)	05/15/37	2,459,664
EUR	1,085	Taurus 2018-1 IT SRL, 3 Month EURIBOR + 1.00% (Italy)	1.00(g)	05/18/30	1,090,106
	$2,640	Velocity Commercial Capital Trust (a)	6.90	05/25/47	2,617,478
	900	Wells Fargo Commercial Mortgage Trust (a)	4.365(g)	04/15/50	777,146
	541	WFRBS Commercial Mortgage Trust (a)	4.982(g)	09/15/46	507,963
		Total Commercial Mortgage-Backed Securities (Cost $26,369,726)			23,890,322

		Mortgages - Other (20.4)%
	2,728	510 Asset Backed 2021-NPL1 Trust (a)	2.24	06/25/61	2,580,740
	3,652	510 Asset Backed 2021-NPL2 Trust (a)	2.116	06/25/61	3,426,358
		Alternative Loan Trust
	115		2.284(g)	10/25/35	101,627
	91	1 Month USD LIBOR + 0.36%	2.619(g)	05/25/47	79,428
	192	1 Month USD LIBOR + 0.50%	2.759(g)	10/25/35	131,999
	90		3.317(g)	05/25/36	70,507
	44		3.375(g)	08/25/35	41,338
	19		5.50	02/25/36	13,104
	323		6.00	04/25/36	176,030
	151		6.00	07/25/37	107,706
		PAC
	14		5.50	02/25/36	10,071
	45		6.00	04/25/36	27,199
	91	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	2.909(g)	07/25/46	74,145
		Banc of America Funding Trust
	12		5.25	07/25/37	11,283
	412		5.50	09/25/35	405,419
	58		6.00	07/25/37	48,342
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	4.691(g)	12/30/63	932,636
	$73	BCAP LLC Trust (a)	3.208(g)	03/26/37	61,009
		Bear Stearns Trust
	49		3.26(g)	05/25/47	42,029
	203		3.361(g)	05/25/36	188,509
	2,250	Bellemeade Re 2018-3 Ltd., 1 Month USD LIBOR + 2.75% (a)	5.009(g)	10/25/28	2,194,515
	3,300	Boston Lending Trust (a)	3.25(g)	05/25/62	2,865,106
	2,772	Brean Asset Backed Securities Trust (a)	1.40(g)	10/25/63	2,473,811
		Cascade Funding Mortgage Trust
	2,282	(a)	2.00(g)	09/25/50	2,051,202
	1,007	(a)	2.00(g)	02/25/52	798,918
	547	(a)	2.80(g)	06/25/69	533,053
	4,000	(a)	2.91(g)	02/25/31	3,785,964
	3,000	(a)	3.735(g)	06/25/36	2,781,809
	3,464	(a)	4.00(g)	10/25/68	3,406,180
	2,261	(a)	4.00(g)	06/25/69	2,139,636
	1,100	(a)	4.948(g)	12/26/30	1,071,436
	4,500	(a)	5.072(g)	10/27/31	4,264,186
	3,000	(a)	5.683(g)	02/25/31	2,818,055
	1,310	(a)	6.00(g)	12/26/30	1,279,029
	95	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	2.859(g)	02/25/37	29,326
	58	ChaseFlex Trust	6.50	02/25/35	50,802

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

		CHL Mortgage Pass-Through Trust
	267		2.625(g)	09/25/34	238,820
	107		5.50	05/25/34	107,584
	674		6.00	12/25/36	448,591
		CIM Trust
	1,779	(a)	2.569	07/25/55	1,705,129
		Citigroup Mortgage Loan Trust
	1,179	(a)	2.50(g)	05/25/51	1,045,645
	2,117	(a)	2.50(g)	09/25/51	1,878,408
	73		3.115(g)	11/25/36	68,626
		Credit Suisse Mortgage Trust
	3,000	1 Month SOFR + 3.57% (a)	5.533(g)	05/15/23	2,845,602
	2,800	1 Month USD LIBOR + 3.71% (a)	5.714(g)	08/15/23	2,797,651
	3,495	1 Month USD LIBOR + 3.97% (a)	5.969(g)	04/15/23	3,319,054
		CSFB Mortgage-Backed Pass-Through Certificates
	273		6.50	12/25/33	264,092
	295		7.50	10/25/32	295,274
		CSMC Mortgage-Backed Trust
	785		5.587(g)	04/25/37	228,285
	1,653		6.50	05/25/36	600,726
EUR	1,037	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00(g)	10/15/24	1,024,987
	$4,284	Eagle RE 2019-1 Ltd., 1 Month USD LIBOR + 4.50% (a)	6.759(g)	04/25/29	4,129,478
EUR	265	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.802(g)	04/17/41	257,118
	833	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00(g)	08/02/50	677,779
	$5,000	Finance of America HECM Buyout (a)	7.87(g)	02/25/32	4,824,605
		FMC GMSR Issuer Trust
	1,600	(a)	4.44(g)	10/25/26	1,453,000
	2,000	(a)	4.45(g)	01/25/26	1,810,631
		Class A
	4,000	(a)	3.62(g)	07/25/26	3,671,199
GBP	1,400	Great Hall Mortgages No. 1 PLC, 3 Month GBP SONIA + 3.12% (United Kingdom)	3.898(g)	06/18/38	1,626,120
		GSR Mortgage Loan Trust
	$90		2.691(g)	03/25/37	63,220
	386		2.728(g)	12/25/34	368,204
	11		3.069(g)	05/25/35	10,101
	1,030		5.50	03/25/35	987,599
	227	HarborView Mortgage Loan Trust	2.259(g)	05/19/33	204,378
	4,000	Headlands Residential 2021-RPL1 LLC (a)	2.487(g)	09/25/26	3,754,800
EUR	832	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00(g)	03/22/44	717,543
	$21	Impac CMB Trust, 1 Month USD LIBOR + 0.78%	3.039(g)	10/25/35	20,763
	125	JP Morgan Alternative Loan Trust	6.00	12/25/35	99,372
	3,748	JP Morgan Mortgage Trust (a)	3.50(g)	09/25/52	3,575,926
	3,419	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35	07/13/52	3,295,235
EUR	1,000	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.097(g)	09/16/48	910,584
		Legacy Mortgage Asset Trust
	$3,478	(a)	3.25	02/25/60	3,407,909
	3,000	(a)	4.50	09/25/59	2,977,144
		Lehman Mortgage Trust
	80		5.50	02/25/36	48,341
	340		6.50	09/25/37	136,375
		Ludgate Funding PLC
EUR	950	3 Month EURIBOR + 0.42%	0.066(g)	12/01/60	846,402

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	913	3 Month EURIBOR + 0.85%	0.659(g)	01/01/61	814,235
	521	3 Month EURIBOR + 1.10%	0.909(g)	01/01/61	460,110
		Mansard Mortgages PLC
GBP	466	3 Month GBP SONIA + 1.22%	2.157(g)	10/15/48	528,674
	439	3 Month GBP SONIA + 2.12%	2.879(g)	12/15/49	509,076
	941	3 Month GBP SONIA + 3.12%	3.879(g)	12/15/49	1,100,074
		MASTR Alternative Loan Trust
	$707		5.50	02/25/35	705,712
	735		6.00	05/25/33	719,515
	28	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00(g)	06/25/36	20,962
		Mello Mortgage Capital Acceptance
	1,695	(a)	2.50(g)	06/25/51	1,501,274
	2,353	(a)	2.50(g)	07/01/51	2,088,480
	1,145	Merrill Lynch Mortgage Investors Trust, IO (a)	1.043(g)	02/25/36	22,287
GBP	2,000	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	4.79(g)	03/13/46	2,284,118
	$123	MortgageIT Trust, 1 Month USD LIBOR + 0.90%	3.159(g)	10/25/35	118,055
GBP	761	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	4.589(g)	12/15/50	880,461
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$101	1 Month USD LIBOR + 0.12%	2.379(g)	10/25/36	91,084
	99		2.856(g)	06/25/36	87,021
	2,128		5.755(g)	06/25/36	662,160
	5,283	NYMT Loan Trust (a)	2.944(g)	10/25/60	5,134,274
	3,047	PMC PLS ESR Issuer LLC (a)	5.114	02/25/27	2,948,806
	3,119	PRMI Securitization Trust (a)	2.50(g)	04/25/51	2,780,250
		RALI Trust
	58		6.00	04/25/36	52,655
	36		6.00	01/25/37	31,403
	3,659	Rate Mortgage Trust (a)	2.50(g)	11/25/51	3,245,237
		Reperforming Loan REMIC Trust
	160	(a)	6.50	03/25/35	156,080
	177	(a)	7.50	11/25/34	179,914
	275	RFMSI Series Trust	6.00	07/25/36	242,565
GBP	557	RMAC Securities No. 1 PLC, 3 Month GBP SONIA + 0.59% (United Kingdom)	1.341(g)	06/12/44	642,077
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63(g)	10/25/50	3,263,414
	1,200	(a)	3.69(g)	11/25/31	1,111,165
	4,000	(a)	4.50(g)	04/25/32	3,421,493
	2,151	RMF Proprietary Issuance Trust (a)	3.25(g)	04/26/60	2,019,646
		Seasoned Credit Risk Transfer Trust
	1,319	(a)	3.75(g)	09/25/55	1,194,905
	3,000	(a)	4.25(g)	08/25/59	2,707,817
	1,000	(a)	4.50(g)	02/25/59	895,515
	2,200		4.75(g)	10/25/58	2,055,553
	238	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.746(g)	07/20/33	216,545
	3,544	Stanwich Mortgage Loan Co. LLC (a)	2.735	10/16/26	3,358,033
	63	STARM Mortgage Loan Trust	3.013(g)	10/25/37	56,029
		Structured Adjustable Rate Mortgage Loan Trust
	353		1.523(g)	11/25/34	316,488
	363		3.148(g)	02/25/35	349,603
	426	Structured Asset Mortgage Investments II Trust	1.487(g)	04/19/35	398,547
	1,265	Structured Asset Securities Corp., IO (a)	2.586(g)	07/25/35	79,735

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	2,286	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)		4.109(g)	05/25/47	2,181,316
EUR	2,585	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)		0.00(g)	12/28/50	2,153,416
	$705	Toorak Mortgage Corp. Ltd.		3.721	09/25/22	700,035
	3,441	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (a)		3.806(g)	01/18/37	3,330,666
	1,393	VOLT XCIV LLC (a)		2.24	02/27/51	1,334,288
	279	Wells Fargo Alternative Loan Trust		3.092(g)	07/25/37	254,211
		Total Mortgages - Other (Cost $167,827,390)				157,219,786

		U.S. Treasury Security (1.6)%
	12,017	U.S. Treasury Inflation Indexed Bonds (Cost $11,538,026)		0.125	01/15/32	11,999,308

		Senior Loan Interests (0.9)%
	608	Carrols Restaurant Group, Inc., Term Loan B, 1 Month USD LIBOR + 3.25%		5.55(g)	04/30/26	535,888
	6,000	Cuenca DPR Term Loan (Cayman Islands)		(i)	12/15/26	5,992,500
	9	Midas Intermediate Holdco II, LLC, 2020 Term Loan B, Daily U.S. Prime Rate + 7.75%	1	3.25(g)	12/22/25	7,870
		Senior Loan Interests (Cost $6,606,115)				6,536,258

		Supranational (1.0)%
	1,500	African Export-Import Bank (a)		3.798	05/17/31	1,218,390
		Banque Ouest Africaine de Developpement
EUR	680	(a)		2.75	01/22/33	537,265
	$2,200	(a)		4.70	10/22/31	1,815,000
EUR	4,000	European Union, Series NGEU		1.00	07/06/32	3,894,864
		Total Supranational (Cost $8,227,415)				7,465,519

NUMBER OF SHARES (000)
		Investment Company (0.2)%
		United States (0.2)%
	15	iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $1,694,100)				1,719,150

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE
		Short-Term Investments (7.4)%
		U.S. Treasury Securities (3.0)%
		U.S. Treasury Bills
	$850	(j)(k)		1.307%	10/27/22	845,197
	8,000	(j)		1.32	08/25/22	7,993,072
	30	(j)(k)		1.402	10/27/22	29,830
	5,675	(j)(k)		1.409	10/27/22	5,642,931
	8,000	(j)		1.482	09/15/22	7,985,430
	750	(j)		2.443	10/20/22	746,150
		Total U.S. Treasury Securities (Cost $23,257,851)				23,242,610

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (3.1)%
$23,981	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $23,980,739)	1.981	12/31/30	23,980,739
	Securities held as Collateral on Loaned Securities (1.3)%
	Investment Company (1.3)%
10,016	Morgan Stanley Institutional Liquidity Funds – Government Portfolio - Institutional Class (l) (Cost $10,016,435)			10,016,435
	Total Short-Term Investments (Cost $57,255,025)			57,239,784
	Total Investments (Cost $840,473,337) (m)(n)(o)		100.1%	769,748,153
	Liabilities in Excess of Other Assets		(0.1)	(602,035)
	Net Assets		100.0%	$769,146,118

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

CLO	Collateralized Loan Obligation.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average
TBA	To Be Announced.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2022, were $15,756,502 and $15,908,638, respectively. The Fund received cash collateral of $10,016,435, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Goverment Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $5,892,203 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2022.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2022. Maturity date disclosed is the ultimate maturity date.
(f)	Security is subject to delayed delivery.
(g)	Floating or variable rate securities: The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2022.
(i)	Unsettled Position. The contract rate does not take effect until settlement date.
(j)	Rate shown is the yield to maturity at July 31, 2022.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2022, advisory fees paid were reduced by $19,471 relating to the Fund's investment in the Liquidity Funds.
(m)	Securities are available for collateral in connection with purchase of open foreign currency exchange contracts, futures contracts and swap agreements.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

(n)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2022, the Fund did not engage in any cross-trade transactions.
(o)	At July 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,486,274 and the aggregate gross unrealized depreciation is $81,681,709, resulting in net unrealized depreciation of $68,195,435.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA		$556,222	AUD	820,790	08/19/22	$17,414
Bank of America NA		$2,859,855	EUR	2,800,001	08/19/22	5,225
Bank of America NA		$1,305,219	MXN	26,429,700	08/19/22	(12,716)
Barclays Bank PLC		$2,849,734	EUR	2,643,279	08/19/22	(145,019)
Barclays Bank PLC		$1,046,001	EUR	986,000	08/19/22	(37,084)
Barclays Bank PLC		$2,654,915	MXN	53,660,300	08/19/22	(30,743)
BNP Paribas SA	AUD	850,105		$590,863	08/19/22	(3,260)
BNP Paribas SA		$2,475,838	ZAR	40,248,457	08/19/22	(59,031)
Citibank NA	GBP	16		$19	08/19/22	(—@ )
Citibank NA		$13,144,795	CNH	87,962,000	08/19/22	(111,579)
Goldman Sachs International	CNH	141,496,031		$20,733,234	08/19/22	(232,050)
Goldman Sachs International		$3,839,996	GBP	3,260,000	08/19/22	131,588
HSBC Bank PLC		$173,313	AUD	248,643	08/19/22	460
HSBC Bank PLC		$394,568	ZAR	6,758,756	08/19/22	11,276
HSBC Bank PLC		$216,709	ZAR	3,645,000	08/19/22	2,163
JPMorgan Chase Bank NA	AUD	11,202,424		$7,770,483	08/19/22	(58,695)
JPMorgan Chase Bank NA	AUD	1,627,997		$1,136,700	08/19/22	(1,079)
JPMorgan Chase Bank NA	EUR	5,472,000		$5,460,246	08/19/22	(138,938)
JPMorgan Chase Bank NA	GBP	22,238,242		$27,257,880	08/19/22	165,530
JPMorgan Chase Bank NA		$1,674,580	EUR	1,553,000	08/19/22	(85,484)
JPMorgan Chase Bank NA		$7,252,901	EUR	6,807,517	08/19/22	(287,159)
JPMorgan Chase Bank NA		$1,492,298	EUR	1,413,000	08/19/22	(46,456)
JPMorgan Chase Bank NA		$5,205,026	EUR	4,963,813	08/19/22	(125,841)
JPMorgan Chase Bank NA		$4,567,178	EUR	4,506,568	08/19/22	44,135
JPMorgan Chase Bank NA		$954,150	GBP	763,504	08/19/22	(23,990)
JPMorgan Chase Bank NA		$5,168,154	GBP	4,227,000	08/19/22	(18,495)
JPMorgan Chase Bank NA	ZAR	200,429,809		$12,228,040	08/19/22	192,793
Royal Bank of Canada	EUR	117,774,451		$124,628,924	08/19/22	4,117,079
State Street Bank and Trust Co.	EUR	11,027,137		$11,096,709	08/19/22	(186,728)
State Street Bank and Trust Co.	EUR	7,365,889		$7,440,343	08/19/22	(96,749)
UBS AG	EUR	2,706,000		$2,824,187	08/19/22	55,293
UBS AG		$290,815	AUD	410,650	08/19/22	(3,819)
UBS AG		$263,289	GBP	216,153	08/19/22	45
UBS AG		$971,209	ZAR	16,518,347	08/19/22	20,671
						$3,058,757

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
German Euro-Schatz Index (Germany)	86	Sep-22	EUR	8,600	$9,680,456	$188,449
German Euro Bund Index (Germany)	2	Sep-22		200	322,232	246
Short:
German Euro-BOBL Index (Germany)	12	Sep-22		(1,200)	(1,568,274)	(41,454)
German Euro-BTP Index (Germany)	62	Sep-22		(6,200)	(8,005,164)	(393,761)
German Euro BTP Short-Term Index (Germany)	153	Sep-22		(15,300)	(17,096,326)	(389,565)
U.S. Treasury 10 yr. Note (United States)	117	Sep-22		$(11,700)	(14,173,453)	(106,688)
U.S. Treasury 5 yr. Note (United States)	178	Sep-22		(17,800)	(20,243,328)	(212,363)
U.S. Treasury 2 yr. Note (United States)	436	Sep-22		(87,200)	(91,760,969)	85,914
						$(869,222)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at July 31, 2022:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED APPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.38	NR	Buy	5.00%	Quarterly	6/20/27	$64,350	$(1,112,628)	$(1,952,231)	$839,603

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at July 31, 2022:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.37%	Semi-Annual/ Quarterly	1/2/25	BRL	43,400	$(271,492)	$—	$(271,492)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.99	Semi-Annual/ Quarterly	1/2/25		42,000	(135,414)	—	(135,414)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	12.09	Semi-Annual/ Quarterly	1/2/25		34,000	(92,483)	—	(92,483)
								$(499,389)	$—	$(499,389)

†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

PORTFOLIO COMPOSITION* as of 07/31/22	Percentage of Total Investments
Corporate Bonds	43.3%
Mortgages - Other	20.7
Asset-Backed Securities	13.8
Sovereign	7.5
Short-Term Investments	6.2
Commercial Mortgage-Backed Securities	3.1
U.S. Treasury Securities	1.6
Agency Fixed Rate Mortgages	1.2
Supranational	1.0
Variable Rate Senior Loan Interests	0.9
Collateralized Mortgage Obligations - Agency Collateral Series	0.5
Investment Companies	0.2
Total Investments	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2022.
**	Does not include open long/short futures contracts with a value of $162,850,202 and net unrealized depreciation of $869,222. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $3,058,757 and also does not include open swap agreements with net unrealized appreciation of $340,214.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ July 31, 2022 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc.(the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of the Morgan Stanley determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$329,284,346	$—	$329,284,346
Sovereign	—	56,959,886	—	56,959,886
Agency Fixed Rate Mortgages	—	9,039,009	—	9,039,009
Asset-Backed Securities	—	104,993,850	—	104,993,850
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,400,935	—	3,400,935
Commercial Mortgage-Backed Securities	—	23,890,322	—	23,890,322
Mortgages - Other	—	157,219,786	—	157,219,786
U.S. Treasury Security	—	11,999,308	—	11,999,308
Variable Rate Senior Loan Interests	—	6,536,258	—	6,536,258
Supranational	—	7,465,519	—	7,465,519
Total Fixed Income Securities	—	710,789,219	—	710,789,219
Investment Company	1,719,150	—	—	1,719,150
Short-Term Investments
U.S. Treasury Securities	—	23,242,610	—	23,242,610
Investment Companies	33,997,174	—	—	33,997,174
Total Short-Term Investments	33,997,174	23,242,610	—	57,239,784
Foreign Currency Forward Exchange Contracts	—	4,763,672	—	4,763,672
Futures Contracts	274,609	—	—	274,609
Credit Default Swap Agreement	—	839,603	—	839,603
Total Assets	35,990,933	739,635,104	—	775,626,037
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,704,915)	—	(1,704,915)
Futures Contracts	(1,143,831)	—	—	(1,143,831)
Interest Rate Swap Agreements	—	(499,389)	—	(499,389)
Total Liabilities	(1,143,831)	(2,204,304)	—	(3,348,135)
Total	$34,847,102	$737,430,800	$—	$772,277,902

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.